Note 4. Equity Transactions (Detail) (USD $)	0 Months Ended									1 Months Ended	6 Months Ended
	Mar. 14, 2013	Oct. 12, 2012	Sep. 17, 2012	Jul. 30, 2012	Jul. 31, 2012	Jul. 19, 2012	Mar. 02, 2012	Jul. 30, 2010	Jul. 31, 2010	Sep. 30, 2012	Jan. 31, 2013	Dec. 18, 2012	Jul. 31, 2011
Common Stock, Shares Authorized					450,000,000								450,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.00001							$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized					450,000,000								450,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)					$ 0.00001								$ 0.00001
Stock Issued During Period, Shares, Issued for Cash			600,000	59,770		102,000	337,500	37,500,000	25,462,505		23,332
Sale of Stock, Consideration Received on Transaction (in Dollars)			$ 300,000		$ 46,667	$ 51,000	$ 150,000	$ 5,000	$ 33,950	$ 23,333
Stock Issued During Period, Shares, Issued for Services (in Shares)	1,044,264	12,644,943	13,181,460	6,456,600	233,335					116,665